Capital commitments (Tables)	12 Months Ended
Dec. 31, 2024
Capital commitments
Summary of capital expenditure contracted but not yet incurred

	2024	2023
	£m	£m
Property, plant and equipment	31	22
Intangible assets	2	3
Total	33	25